Interest-bearing Financial Liabilities - Summary of Changes to Unamortized Debt Discount (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information About Borrowings [Abstract]
Unamortized debt discount at beginning of the year	₱ 418	₱ 525
Additions during the year	195	38
Accretion during the year included as part of Financing costs – net (Note 5)	(122)	(145)	₱ (219)
Unamortized debt discount at end of the year	₱ 491	₱ 418	₱ 525